  YieldMax TSLA Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 4.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.2%
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $337.50	$52,314,401	1,681	$207,603
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $332.50	201,913,048	6,488	1,158,108
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $330.00	262,661,240	8,440	1,818,820
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $327.50	124,484,000	4,000	1,038,000
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $410.01	314,975,641	10,121	2,050,717
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $310.01	326,397,048	10,488	20,451,600
			26,724,848

TOTAL PURCHASED OPTIONS (Cost $63,730,480)			26,724,848

SHORT-TERM INVESTMENTS - 127.7%
Money Market Funds - 2.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		15,646,631	15,646,631

U.S. Treasury Bills - 125.2%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$200,601,000	200,540,904
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		183,223,000	182,653,431
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		155,297,000	154,140,502
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		184,409,000	181,926,047
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		78,674,000	77,040,762
			796,301,646

TOTAL SHORT-TERM INVESTMENTS (Cost $811,845,816)			811,948,277

TOTAL INVESTMENTS - 131.9% (Cost $875,576,296)			$838,673,125
Liabilities in Excess of Other Assets - (31.9)%			(202,640,980)
TOTAL NET ASSETS - 100.0%			$636,032,145

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $149,769,840.

  YieldMax TSLA Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (21.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.9)%
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $322.50	$(52,314,401)	(1,681)	$(630,375)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $317.50	(201,913,048)	(6,488)	(3,454,860)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $315.00	(262,661,240)	(8,440)	(5,275,000)
Tesla, Inc., Expiration: 8/7/2026; Exercise Price: $312.50	(124,484,000)	(4,000)	(2,940,000)
			(12,300,235)

Put Options - (19.3)%
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $410.01	(314,975,641)	(10,121)	(99,657,135)
Tesla, Inc., Expiration: 9/18/2026; Exercise Price: $310.01	(326,397,048)	(10,488)	(23,073,600)
			(122,730,735)

TOTAL WRITTEN OPTIONS (Premiums received $66,578,753)			$(135,030,970)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.